Financial Instruments, textual (Details) $ in Thousands	Dec. 31, 2020 USD ($) Vessels	Mar. 31, 2020 Vessels	Dec. 31, 2019 Vessels
Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Bond [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Bonds Fair Value Disclosure | $	$ 97,880
Impaired Vessels [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Number Of Vessels Impaired		9	3
Impaired Vessels [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Number Of Vessels Impaired			1
Impaired Vessels [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Number Of Vessels Impaired	2	9	2